TFA - Principal amounts outstanding / total assets - continuing involvement (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Dec. 31, 2020
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 16,247	SFr 17,421
Total assets of SPE	23,079	24,455
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	58,318	47,324
Total assets of SPE	58,318	47,863
Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	26,307	24,968
Total assets of SPE	55,188	50,817
Bank | CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	16,247	17,421
Total assets of SPE	23,079	24,455
Bank | RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	58,318	47,324
Total assets of SPE	58,318	47,863
Bank | Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	26,307	24,968
Total assets of SPE	SFr 55,188	SFr 50,817